JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 56.5%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%, 12/15/2025 (a)	10,275,000	10,146,072
L3Harris Technologies, Inc.
3.83%, 4/27/2025	65,880,000	65,608,737
3.85%, 12/15/2026	2,402,000	2,364,529
Raytheon Technologies Corp. 3.95%, 8/16/2025	778,000	774,491
RTX Corp. 5.75%, 11/8/2026	4,394,000	4,480,608
		83,374,437
Automobile Components — 0.0% ^
Magna International, Inc. (Canada) 4.15%, 10/1/2025	8,252,000	8,211,670
Automobiles — 3.2%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.84%), 5.46%, 4/1/2025 (a) (b)	13,625,000	13,651,953
(SOFRINDX + 0.62%), 5.21%, 8/11/2025 (a) (b)	9,237,000	9,260,226
(SOFRINDX + 0.55%), 5.16%, 4/2/2026 (a) (b)	81,125,000	81,251,198
2.80%, 4/11/2026 (a)	2,000,000	1,952,907
1.25%, 8/12/2026 (a)	20,155,000	19,053,144
4.60%, 8/13/2027 (a)	19,827,000	19,801,395
General Motors Co. 6.13%, 10/1/2025	86,802,000	87,512,937
Hyundai Capital America
2.65%, 2/10/2025 (a) (c)	8,000,000	7,960,604
5.80%, 6/26/2025 (a)	24,390,000	24,507,208
6.00%, 7/11/2025 (a)	28,960,000	29,157,336
1.80%, 10/15/2025 (a)	3,192,000	3,105,998
(SOFR + 1.32%), 5.92%, 11/3/2025 (a) (b)	7,000,000	7,047,995
6.25%, 11/3/2025 (a)	5,786,000	5,850,398
5.50%, 3/30/2026 (a)	5,151,000	5,189,688
1.50%, 6/15/2026 (a)	8,713,000	8,280,522
5.45%, 6/24/2026 (a)	30,680,000	30,937,160
1.65%, 9/17/2026 (a)	3,451,000	3,261,617
5.95%, 9/21/2026 (a)	3,000,000	3,053,850
5.25%, 1/8/2027 (a)	43,739,000	44,165,675
4.30%, 9/24/2027 (a)	66,987,000	66,163,422
4.88%, 11/1/2027 (a)	32,000,000	32,018,326
Mercedes-Benz Finance North America LLC (Germany)
5.38%, 8/1/2025 (a)	15,710,000	15,772,140
5.38%, 11/26/2025 (a)	1,970,000	1,982,998
4.90%, 1/9/2026 (a)	85,449,000	85,639,003
1.45%, 3/2/2026 (a)	7,330,000	7,040,160
4.88%, 7/31/2026 (a)	114,280,000	114,747,233
Volkswagen Group of America Finance LLC (Germany)
3.35%, 5/13/2025 (a)	27,904,000	27,691,606
(SOFR + 0.93%), 5.55%, 9/12/2025 (a) (b)	119,020,000	119,320,346
5.80%, 9/12/2025 (a)	1,790,000	1,803,035
4.63%, 11/13/2025 (a)	5,708,000	5,694,497
1.25%, 11/24/2025 (a)	12,208,000	11,797,977
5.40%, 3/20/2026 (a)	2,000,000	2,008,506
4.90%, 8/14/2026 (a)	11,110,000	11,067,290

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
5.70%, 9/12/2026 (a)	2,000,000	2,021,564
6.00%, 11/16/2026 (a)	7,360,000	7,479,037
		917,248,951
Banks — 25.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	82,700,000	84,733,245
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	58,500,000	58,629,852
ANZ New Zealand Int'l Ltd. (New Zealand) 1.25%, 6/22/2026 (a)	3,555,000	3,375,808
Australia & New Zealand Banking Group Ltd. (Australia)
4.83%, 2/3/2025 (a)	23,413,000	23,408,887
5.38%, 7/3/2025	72,769,000	73,083,415
5.00%, 3/18/2026	2,000,000	2,014,235
(SOFR + 0.56%), 5.17%, 3/18/2026 (a) (b)	132,670,000	133,054,092
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	56,000,000	54,449,158
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	28,951,000	29,104,195
Banco Santander SA (Spain)
3.50%, 3/24/2025	10,215,000	10,169,492
2.75%, 5/28/2025	112,093,000	110,857,672
5.15%, 8/18/2025	17,134,000	17,163,264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	32,600,000	32,978,499
Bank of America Corp.
(SOFR + 0.65%), 1.53%, 12/6/2025 (b)	171,000	170,922
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (b)	57,004,000	56,860,518
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	36,663,000	36,442,991
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	3,149,000	3,132,776
(SOFR + 1.75%), 4.83%, 7/22/2026 (b)	2,000,000	2,000,018
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	64,748,000	62,770,050
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	95,500,000	95,772,029
Bank of America NA
(SOFR + 0.78%), 5.37%, 8/18/2025 (b)	5,320,000	5,335,788
5.53%, 8/18/2026	3,000,000	3,048,302
Bank of Montreal (Canada)
(SOFRINDX + 0.71%), 5.33%, 12/12/2024 (b)	3,921,000	3,921,460
3.70%, 6/7/2025	3,000,000	2,984,450
5.92%, 9/25/2025	1,435,000	1,449,195
5.30%, 6/5/2026	69,200,000	69,924,332
1.25%, 9/15/2026	1,937,000	1,826,631
5.27%, 12/11/2026	500,000	506,721
(SOFRINDX + 1.16%), 5.78%, 12/11/2026 (b)	60,331,000	61,009,603
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	77,330,000	77,178,585
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	73,500,000	73,961,784
Bank of Nova Scotia (The) (Canada)
1.45%, 1/10/2025	500,000	498,158
(SOFR + 0.46%), 5.06%, 1/10/2025 (b)	32,900,000	32,908,079
3.45%, 4/11/2025	1,983,000	1,973,115
1.30%, 6/11/2025	22,760,000	22,350,365

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.45%, 6/12/2025	76,590,000	76,910,390
4.75%, 2/2/2026	68,362,000	68,466,097
1.05%, 3/2/2026	3,000,000	2,872,715
1.35%, 6/24/2026	8,577,000	8,166,843
1.30%, 9/15/2026	3,000,000	2,834,207
5.35%, 12/7/2026	5,696,000	5,780,086
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	75,856,000	75,292,649
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	85,390,000	85,535,928
5.90%, 7/13/2026 (a)	98,402,000	100,171,983
5.09%, 1/23/2027 (a)	19,989,000	20,148,735
Barclays plc (United Kingdom)
4.38%, 1/12/2026	31,994,000	31,832,228
(SOFR + 2.71%), 2.85%, 5/7/2026 (b)	18,090,000	17,916,966
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	65,273,000	65,383,348
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.33%, 11/2/2026 (b)	15,032,000	15,334,876
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	38,223,000	38,658,798
(SOFR + 1.34%), 4.84%, 9/10/2028 (b)	34,613,000	34,470,455
BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	35,441,000	35,381,201
BPCE SA (France)
2.38%, 1/14/2025 (a)	37,000,000	36,887,238
5.03%, 1/15/2025 (a)	119,399,000	119,407,291
(SOFR + 0.96%), 5.57%, 9/25/2025 (a) (b)	113,486,000	113,998,904
1.00%, 1/20/2026 (a)	500,000	479,478
5.10%, 1/26/2026 (a)	67,344,000	67,410,966
5.20%, 1/18/2027 (a) (c)	8,177,000	8,259,332
4.75%, 7/19/2027 (a)	6,330,000	6,330,212
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.94%), 5.55%, 4/7/2025 (b)	95,598,000	95,843,551
5.14%, 4/28/2025	88,414,000	88,503,958
3.95%, 8/4/2025	1,637,000	1,628,821
1.25%, 6/22/2026	3,000,000	2,851,294
5.93%, 10/2/2026	13,413,000	13,707,854
5.24%, 6/28/2027	50,794,000	51,520,020
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	73,048,000	72,782,723
Capital One NA (SOFR + 0.91%), 2.28%, 1/28/2026 (b)	77,768,000	77,410,210
Citibank NA
(SOFRINDX + 0.59%), 5.18%, 4/30/2026 (b)	19,329,000	19,374,829
4.93%, 8/6/2026	20,508,000	20,617,512
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	117,750,000	117,965,756
Citigroup, Inc.
3.70%, 1/12/2026	2,045,000	2,022,447
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	27,428,000	27,298,322
(SOFR + 1.53%), 3.29%, 3/17/2026 (b)	10,796,000	10,742,970
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	4,000,000	3,975,276
(3-MONTH CME TERM SOFR + 1.51%), 6.10%, 7/1/2026 (b)	23,987,000	24,127,167
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	16,964,000	17,065,696
3.20%, 10/21/2026	20,419,000	19,858,498

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	69,943,000	69,900,665
Commonwealth Bank of Australia (Australia)
(SOFR + 0.74%), 5.37%, 3/14/2025 (a) (b)	11,628,000	11,644,047
5.32%, 3/13/2026	2,000,000	2,020,979
2.63%, 9/6/2026 (a) (c)	3,000,000	2,909,165
4.58%, 11/27/2026	44,001,000	44,061,700
Cooperatieve Rabobank UA (Netherlands)
3.38%, 5/21/2025	19,579,000	19,465,307
4.33%, 8/28/2026	2,000,000	1,996,483
5.50%, 10/5/2026	2,000,000	2,035,572
Credit Agricole SA (France)
2.38%, 1/22/2025 (a)	3,600,000	3,587,404
5.57%, 2/28/2025 (a)	112,332,000	112,496,516
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	32,225,000	31,680,865
5.59%, 7/5/2026 (a)	66,257,000	67,193,199
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (b)	37,124,000	36,839,272
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (b)	39,540,000	39,588,418
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	20,924,000	21,129,722
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	6,000,000	6,076,414
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	20,680,000	20,841,623
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	12,410,000	12,342,543
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	210,120,000	210,139,760
Fifth Third Bancorp 2.55%, 5/5/2027	6,723,000	6,395,577
Fifth Third Bank NA 3.95%, 7/28/2025	9,589,000	9,542,964
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	98,562,000	97,323,011
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	20,123,000	19,832,943
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	57,374,000	57,093,698
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	31,556,000	31,692,299
HSBC USA, Inc. 5.63%, 3/17/2025	1,560,000	1,563,441
Huntington Bancshares, Inc. 4.00%, 5/15/2025	6,840,000	6,810,399
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	31,127,000	31,080,609
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	41,446,000	41,286,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	6,799,000	6,658,257
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	55,500,000	56,622,088
KeyBank NA
3.30%, 6/1/2025	4,545,000	4,503,523
4.15%, 8/8/2025	39,320,000	39,091,055
4.70%, 1/26/2026	6,166,000	6,153,467
KeyCorp 4.15%, 10/29/2025	25,914,000	25,738,552
Lloyds Banking Group plc (United Kingdom)
4.45%, 5/8/2025	71,056,000	70,915,186
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	48,886,000	48,657,247
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	10,600,000	10,549,763
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	18,000,000	17,954,191

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
3.75%, 1/11/2027	1,905,000	1,866,198
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	18,503,000	17,658,202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	68,732,000	69,511,062
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (b)	29,220,000	29,360,272
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	44,163,000	43,892,285
3.78%, 3/2/2025	37,000,000	36,900,672
1.41%, 7/17/2025	38,127,000	37,346,673
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	83,780,000	83,912,624
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b) (c)	12,537,000	12,476,990
Mizuho Financial Group, Inc. (Japan)
3.48%, 4/12/2026 (a) (c)	2,565,000	2,520,853
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b) (c)	4,640,000	4,591,536
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	16,018,000	15,808,050
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (b)	30,800,000	29,274,201
Morgan Stanley Bank NA
4.75%, 4/21/2026	2,000,000	2,005,160
5.88%, 10/30/2026	8,121,000	8,311,675
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	23,062,000	23,163,225
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	26,973,000	27,118,902
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	27,294,000	27,341,832
(SOFR + 0.65%), 5.28%, 12/10/2025 (a) (b)	44,601,000	44,753,558
3.38%, 1/14/2026	2,000,000	1,973,899
(SOFR + 0.55%), 5.15%, 1/29/2026 (a) (b)	104,000,000	104,262,218
National Bank of Canada (Canada)
5.25%, 1/17/2025	84,543,000	84,560,225
(SOFRINDX + 0.90%), 5.51%, 3/25/2027 (b)	120,076,000	120,366,422
(SOFR + 1.04%), 5.60%, 7/2/2027 (b)	8,889,000	8,993,142
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	12,245,000	12,246,481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	50,500,000	51,045,282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	49,926,000	50,673,030
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	7,131,000	6,747,452
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (b)	144,871,000	144,919,923
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.81%, 6/12/2026 (b)	18,469,000	18,567,660
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	104,710,000	104,673,991
Royal Bank of Canada (Canada)
3.38%, 4/14/2025	2,020,000	2,010,331
5.20%, 7/20/2026	2,000,000	2,022,038
4.88%, 1/19/2027	17,063,000	17,202,643
Santander Holdings USA, Inc. 3.45%, 6/2/2025	11,857,000	11,756,505
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	137,653,000	134,213,014
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (a)	3,000,000	2,830,403
Societe Generale SA (France)
2.63%, 1/22/2025 (a)	116,476,000	116,081,567

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	31,507,000	31,363,686
5.25%, 2/19/2027 (a)	82,217,000	82,527,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	100,000,000	100,717,803
Standard Chartered Bank (United Kingdom) 4.85%, 12/3/2027	81,066,000	81,351,521
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	18,834,000	18,743,597
(SOFR + 1.74%), 6.36%, 3/30/2026 (a) (b)	10,609,000	10,654,525
4.05%, 4/12/2026 (a)	28,840,000	28,515,983
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b) (c)	24,566,000	24,835,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	48,000,000	48,785,280
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 1/15/2025	14,650,000	14,604,905
1.47%, 7/8/2025	1,005,000	985,955
5.46%, 1/13/2026	35,869,000	36,142,085
2.63%, 7/14/2026	20,680,000	20,023,865
1.40%, 9/17/2026	13,000,000	12,276,900
3.01%, 10/19/2026	13,610,000	13,204,156
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	2,000,000	1,945,463
5.65%, 3/9/2026 (a)	21,516,000	21,772,060
5.20%, 3/7/2027 (a)	44,607,000	45,177,675
4.45%, 9/10/2027 (a)	52,800,000	52,535,016
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	109,095,000	110,269,657
Toronto-Dominion Bank (The) (Canada)
3.77%, 6/6/2025	2,019,000	2,008,350
(SOFR + 0.48%), 5.08%, 10/10/2025 (b)	111,929,000	112,353,392
0.75%, 1/6/2026	2,525,000	2,423,057
5.10%, 1/9/2026	5,295,000	5,315,702
1.20%, 6/3/2026	9,406,000	8,939,893
5.53%, 7/17/2026	20,483,000	20,740,999
5.26%, 12/11/2026 (c)	845,000	855,953
Truist Financial Corp.
4.00%, 5/1/2025	54,739,000	54,536,661
1.20%, 8/5/2025	6,524,000	6,374,162
(SOFR + 1.63%), 5.90%, 10/28/2026 (b)	10,454,000	10,549,159
US Bancorp
Series V, 2.38%, 7/22/2026	2,000,000	1,933,065
(SOFR + 1.43%), 5.73%, 10/21/2026 (b)	46,229,000	46,575,301
US Bank NA (SOFR + 0.69%), 4.51%, 10/22/2027 (b)	123,759,000	123,172,697
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	25,500,000	25,401,149
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	10,656,000	10,539,329
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	3,500,000	3,491,772
Wells Fargo Bank NA
4.81%, 1/15/2026	71,583,000	71,797,057
(SOFR + 1.07%), 5.69%, 12/11/2026 (b)	12,194,000	12,322,281
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 5.15%, 1/29/2026 (a) (b)	103,539,000	103,558,640

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.20%, 4/16/2026	2,000,000	2,020,242
2.85%, 5/13/2026	2,000,000	1,954,583
1.15%, 6/3/2026	3,000,000	2,856,190
4.60%, 10/20/2026	40,646,000	40,784,170
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	22,513,000	22,761,795
4.90%, 2/15/2028 (a)	30,500,000	30,681,212
		7,253,030,556
Beverages — 0.3%
Constellation Brands, Inc.
4.40%, 11/15/2025	188,000	187,416
3.70%, 12/6/2026	3,441,000	3,381,793
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	687,000	669,255
5.20%, 10/24/2025	5,570,000	5,598,653
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	9,380,000	9,269,547
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	69,144,000	67,696,496
		86,803,160
Biotechnology — 1.1%
AbbVie, Inc.
3.80%, 3/15/2025	102,864,000	102,576,374
3.60%, 5/14/2025	64,075,000	63,804,442
2.95%, 11/21/2026	500,000	485,617
Amgen, Inc.
1.90%, 2/21/2025	983,000	976,567
5.25%, 3/2/2025	92,163,000	92,229,446
3.13%, 5/1/2025	35,207,000	34,959,460
2.60%, 8/19/2026	4,631,000	4,476,307
Biogen, Inc. 4.05%, 9/15/2025	1,970,000	1,958,591
		301,466,804
Building Products — 0.0% ^
Johnson Controls International plc 3.90%, 2/14/2026	4,077,000	4,032,943
Capital Markets — 4.7%
Bank of New York Mellon (The)
(SOFR + 0.45%), 5.07%, 3/13/2026 (b)	17,048,000	17,053,283
(SOFR + 1.07%), 5.15%, 5/22/2026 (b)	4,000,000	4,006,615
Bank of New York Mellon Corp. (The) (SOFR + 1.35%), 4.41%, 7/24/2026 (b)	14,494,000	14,448,634
Charles Schwab Corp. (The) 5.88%, 8/24/2026	3,000,000	3,060,793
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.38%, 3/18/2027 (b)	75,019,000	75,127,928
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	34,893,000	35,182,398
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	12,257,000	12,231,492
3.50%, 4/1/2025	71,218,000	70,908,078
(SOFR + 0.61%), 0.86%, 2/12/2026 (b)	5,575,000	5,531,371
3.75%, 2/25/2026	14,456,000	14,296,444

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.07%), 5.66%, 8/10/2026 (b)	13,838,000	13,887,741
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	10,106,000	9,730,544
3.85%, 1/26/2027	39,500,000	38,828,583
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	5,000,000	4,974,250
Jefferies Financial Group, Inc. 5.15%, 9/15/2025	102,708,000	102,706,261
Macquarie Bank Ltd. (Australia)
2.30%, 1/22/2025 (a)	18,309,000	18,240,844
5.39%, 12/7/2026 (a)	16,507,000	16,767,949
5.27%, 7/2/2027 (a)	12,762,000	13,010,197
Macquarie Group Ltd. (Australia) (SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	62,095,000	62,113,863
Mizuho Markets Cayman LP (Japan) 5.47%, 2/14/2025 (a)	79,725,000	79,865,465
Morgan Stanley
(SOFR + 0.51%), 5.10%, 1/22/2025 (b)	2,958,000	2,958,452
(SOFR + 0.94%), 2.63%, 2/18/2026 (b)	64,020,000	63,708,271
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	4,068,000	4,024,032
(SOFR + 1.67%), 4.68%, 7/17/2026 (b)	5,197,000	5,190,324
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	4,355,000	4,404,047
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	44,802,000	43,068,348
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	48,718,000	48,870,194
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	73,073,000	72,852,559
5.10%, 7/3/2025	17,252,000	17,258,375
1.85%, 7/16/2025	24,482,000	24,011,065
5.71%, 1/9/2026	2,000,000	2,014,003
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,568,195
State Street Corp.
(SOFR + 0.60%), 4.86%, 1/26/2026 (b)	4,161,000	4,159,907
(SOFR + 2.60%), 2.90%, 3/30/2026 (b)	5,163,000	5,129,180
(SOFR + 1.13%), 5.10%, 5/18/2026 (b)	20,434,000	20,463,666
5.27%, 8/3/2026	3,000,000	3,035,209
(SOFR + 1.02%), 4.53%, 2/20/2029 (b)	16,909,000	16,853,285
UBS AG (Switzerland)
(SOFR + 0.93%), 5.55%, 9/11/2025 (b)	70,430,000	70,747,742
5.80%, 9/11/2025	4,183,000	4,220,480
1.25%, 6/1/2026	2,000,000	1,903,526
1.25%, 8/7/2026	2,620,000	2,477,987
UBS Group AG (Switzerland)
3.75%, 3/26/2025	72,708,000	72,438,148
4.13%, 9/24/2025 (a)	2,936,000	2,920,857
4.13%, 4/15/2026 (a)	32,378,000	32,024,630
4.55%, 4/17/2026	3,199,000	3,193,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (b)	46,226,000	46,110,121
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	46,676,000	46,004,087
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	22,000,000	22,174,062
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	17,000,000	17,136,106
		1,333,892,763

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	8,320,000	8,121,460
DuPont de Nemours, Inc. 4.49%, 11/15/2025	3,120,000	3,108,430
Eastman Chemical Co. 3.80%, 3/15/2025	1,043,000	1,038,977
Ecolab, Inc. 2.70%, 11/1/2026	2,172,000	2,102,950
EIDP, Inc. 4.50%, 5/15/2026	2,000,000	1,999,536
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	26,346,000	26,189,097
5.95%, 11/7/2025	9,660,000	9,765,847
PPG Industries, Inc. 1.20%, 3/15/2026	770,000	735,868
Westlake Corp. 3.60%, 8/15/2026	43,192,000	42,358,675
		95,420,840
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	74,601,000	75,990,584
5.64%, 3/13/2027 (a)	59,831,000	60,856,018
		136,846,602
Consumer Finance — 3.4%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	3,672,000	3,665,188
6.50%, 7/15/2025	41,419,000	41,737,702
4.45%, 10/1/2025	39,487,000	39,370,046
1.75%, 1/30/2026	10,000,000	9,655,214
American Express Co.
3.95%, 8/1/2025	61,374,000	61,084,842
4.90%, 2/13/2026	2,000,000	2,005,979
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	91,972,000	92,033,976
3.13%, 5/20/2026	2,976,000	2,916,231
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	1,300,000	1,318,354
3.30%, 5/3/2027	14,417,000	13,990,722
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	13,100,000	13,194,104
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	27,600,000	27,807,745
American Honda Finance Corp.
Series A, 4.60%, 4/17/2025	17,885,000	17,874,279
(SOFRINDX + 0.78%), 5.37%, 4/23/2025 (b)	8,400,000	8,416,886
5.00%, 5/23/2025	134,270,000	134,420,655
(SOFR + 0.50%), 5.10%, 10/10/2025 (b)	64,803,000	64,912,919
Avolon Holdings Funding Ltd. (Ireland) 2.88%, 2/15/2025 (a)	64,457,000	64,033,518
Capital One Financial Corp.
3.20%, 2/5/2025	4,903,000	4,887,949
4.25%, 4/30/2025	8,988,000	8,971,515
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	73,294,000	72,842,264
(SOFR + 2.16%), 4.99%, 7/24/2026 (b)	26,586,000	26,577,804
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	21,514,000	20,316,167
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	36,349,000	36,366,429
General Motors Financial Co., Inc.
2.90%, 2/26/2025	18,150,000	18,053,964
6.05%, 10/10/2025	15,081,000	15,228,567

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
5.40%, 4/6/2026	3,000,000	3,020,760
1.50%, 6/10/2026	774,000	736,440
John Deere Capital Corp. (SOFR + 0.50%), 5.11%, 7/3/2025 (b)	36,599,000	36,657,043
Toyota Motor Credit Corp.
(SOFR + 0.35%), 4.93%, 4/14/2025 (b)	27,940,000	27,950,246
(SOFR + 0.65%), 5.26%, 1/5/2026 (b)	75,000,000	75,217,992
(SOFR + 0.77%), 5.35%, 8/7/2026 (b)	33,926,000	34,138,411
		979,403,911
Consumer Staples Distribution & Retail — 0.2%
Dollar General Corp. 3.88%, 4/15/2027	19,000	18,600
Kroger Co. (The) 2.65%, 10/15/2026 (c)	7,172,000	6,912,458
Sysco Corp. 3.75%, 10/1/2025	61,866,000	61,361,657
		68,292,715
Containers & Packaging — 0.1%
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	400,000	397,024
Sonoco Products Co.
1.80%, 2/1/2025	2,000,000	1,988,061
4.45%, 9/1/2026	20,337,000	20,214,107
		22,599,192
Diversified REITs — 0.2%
WP Carey, Inc. 4.00%, 2/1/2025	61,782,000	61,624,897
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
3.88%, 1/15/2026	2,145,000	2,124,720
7.13%, 3/15/2026	9,695,000	9,951,380
1.70%, 3/25/2026	21,429,000	20,621,444
2.95%, 7/15/2026	3,000,000	2,925,436
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	3,638,000	3,560,298
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	15,656,000	15,415,039
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	14,950,000	14,852,194
		69,450,511
Electric Utilities — 2.1%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	3,241,000	3,131,569
Arizona Public Service Co.
3.15%, 5/15/2025	3,076,000	3,053,387
2.55%, 9/15/2026	5,170,000	4,963,052
Duke Energy Corp.
0.90%, 9/15/2025	28,833,000	27,957,676
5.00%, 12/8/2025	1,004,000	1,007,398
2.65%, 9/1/2026	2,747,000	2,655,734
4.85%, 1/5/2027	76,842,000	77,287,873
Enel Finance International NV (Italy)
4.50%, 6/15/2025 (a) (d)	14,133,000	14,072,093
7.05%, 10/14/2025 (a) (d)	27,022,000	27,510,507
1.63%, 7/12/2026 (a) (d)	5,005,000	4,758,200

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Corp.
0.90%, 9/15/2025	20,230,000	19,607,213
2.95%, 9/1/2026	2,699,000	2,619,014
Eversource Energy
3.35%, 3/15/2026	2,000,000	1,950,072
5.00%, 1/1/2027	12,766,000	12,846,420
Exelon Corp.
3.95%, 6/15/2025	56,891,000	56,579,433
3.40%, 4/15/2026	6,956,000	6,839,385
2.75%, 3/15/2027	246,000	235,706
Georgia Power Co. (SOFRINDX + 0.75%), 5.33%, 5/8/2025 (b)	52,192,000	52,325,875
Interstate Power and Light Co.
3.25%, 12/1/2024	6,238,000	6,238,000
3.40%, 8/15/2025	564,000	558,089
ITC Holdings Corp. 3.25%, 6/30/2026	1,165,000	1,138,124
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	19,458,000	19,512,479
5.75%, 9/1/2025	86,783,000	87,335,027
4.95%, 1/29/2026	97,815,000	98,163,928
1.88%, 1/15/2027	924,000	873,073
Pinnacle West Capital Corp. 1.30%, 6/15/2025	190,000	186,085
PPL Capital Funding, Inc. 3.10%, 5/15/2026	2,308,000	2,253,363
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	1,562,000	1,498,502
Series K, 2.75%, 10/1/2026	2,460,000	2,371,136
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	38,795,414	38,956,080
Xcel Energy, Inc. 3.30%, 6/1/2025	14,518,000	14,388,140
		592,872,633
Electronic Equipment, Instruments & Components — 0.0% ^
Jabil, Inc. 1.70%, 4/15/2026	300,000	287,502
TD SYNNEX Corp. 1.75%, 8/9/2026	2,859,000	2,712,502
Tyco Electronics Group SA (Switzerland) 4.50%, 2/13/2026	2,000,000	1,999,469
		4,999,473
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,893,375
Entertainment — 0.1%
Netflix, Inc. 5.88%, 2/15/2025	2,001,000	2,004,578
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	16,897,000	16,803,490
5.00%, 3/28/2026	11,117,000	11,155,910
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	3,000,000	2,873,374
		32,837,352
Financial Services — 0.9%
Corebridge Financial, Inc. 3.50%, 4/4/2025	64,098,000	63,776,369
Fiserv, Inc.
3.85%, 6/1/2025	5,718,000	5,682,317

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.20%, 7/1/2026	24,446,000	23,887,723
Global Payments, Inc. 2.65%, 2/15/2025	98,038,000	97,489,456
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	9,889,000	9,470,337
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.70%), 5.28%, 5/7/2025 (b)	38,872,000	38,969,178
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (a)	1,958,000	1,849,542
NTT Finance Corp. (Japan) 1.16%, 4/3/2026 (a)	1,776,000	1,697,263
Shell International Finance BV 2.88%, 5/10/2026	2,000,000	1,954,453
		244,776,638
Food Products — 0.4%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	12,121,000	11,850,898
4.10%, 1/7/2028	8,099,000	7,965,180
Conagra Brands, Inc.
4.60%, 11/1/2025	11,850,000	11,824,700
7.13%, 10/1/2026	3,000,000	3,125,107
Danone SA (France) 2.95%, 11/2/2026 (a)	10,041,000	9,728,370
General Mills, Inc.
4.00%, 4/17/2025	1,271,000	1,266,665
4.70%, 1/30/2027	9,335,000	9,354,519
McCormick & Co., Inc.
3.25%, 11/15/2025	3,282,000	3,232,182
0.90%, 2/15/2026	12,000,000	11,474,096
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	14,292,000	14,215,388
Mondelez International Holdings Netherlands BV 4.25%, 9/15/2025 (a)	1,500,000	1,494,107
Mondelez International, Inc. 1.50%, 5/4/2025	2,043,000	2,013,526
The Campbell's Co.
3.95%, 3/15/2025	7,004,000	6,980,755
3.30%, 3/19/2025	1,695,000	1,686,520
Tyson Foods, Inc. 4.00%, 3/1/2026	4,004,000	3,967,447
		100,179,460
Ground Transportation — 0.6%
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	2,000,000	1,955,615
Canadian Pacific Railway Co. (Canada)
1.35%, 12/2/2024	5,933,000	5,933,000
1.75%, 12/2/2026	2,279,000	2,153,831
CSX Corp. 3.35%, 11/1/2025	21,643,000	21,379,820
ERAC USA Finance LLC
3.80%, 11/1/2025 (a)	1,047,000	1,037,654
3.30%, 12/1/2026 (a)	8,535,000	8,313,251
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,050,000	7,973,026
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	13,370,000	13,327,624
1.20%, 11/15/2025 (a)	200,000	193,131
5.75%, 5/24/2026 (a)	58,644,000	59,326,328
3.40%, 11/15/2026 (a)	14,293,000	13,891,530

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
5.35%, 1/12/2027 (a)	24,179,000	24,418,161
Union Pacific Corp. 3.75%, 7/15/2025	738,000	734,003
		160,636,974
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc. 2.60%, 8/15/2026	7,547,000	7,282,313
Becton Dickinson & Co. 3.73%, 12/15/2024	25,882,000	25,866,057
Stryker Corp. 3.38%, 11/1/2025	4,676,000	4,619,781
		37,768,151
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.
3.75%, 9/15/2025	76,962,000	76,348,976
4.70%, 11/15/2026	33,465,000	33,430,805
3.41%, 6/15/2027	69,784,000	67,780,488
Cigna Group (The)
3.25%, 4/15/2025	9,639,000	9,585,027
4.50%, 2/25/2026	4,047,000	4,039,155
1.25%, 3/15/2026	2,663,000	2,548,622
CVS Health Corp.
3.88%, 7/20/2025	27,452,000	27,265,254
5.00%, 2/20/2026	5,792,000	5,798,807
Elevance Health, Inc.
3.35%, 12/1/2024	11,000,000	11,000,000
2.38%, 1/15/2025	82,584,000	82,320,260
5.35%, 10/15/2025	14,682,000	14,749,924
4.90%, 2/8/2026	5,000,000	4,999,754
1.50%, 3/15/2026	8,955,000	8,605,614
Humana, Inc. 4.50%, 4/1/2025	16,417,000	16,394,681
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	23,611,000	23,539,184
1.55%, 6/1/2026	1,809,000	1,727,679
		390,134,230
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/2025	7,628,000	7,585,346
Healthpeak OP LLC 3.40%, 2/1/2025	4,510,000	4,495,612
Ventas Realty LP 3.50%, 2/1/2025	20,015,000	19,951,731
		32,032,689
Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc. 4.35%, 10/15/2027	27,735,000	27,449,395
Expedia Group, Inc. 5.00%, 2/15/2026	8,135,000	8,146,271
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,506,000	12,535,954
3.75%, 10/1/2025	3,909,000	3,878,616
5.45%, 9/15/2026	44,438,000	45,066,114

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Starbucks Corp.
4.75%, 2/15/2026	21,251,000	21,307,179
2.45%, 6/15/2026	3,000,000	2,907,016
		121,290,545
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 1.38%, 1/15/2026	4,661,000	4,473,606
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	2,000,000	1,931,761
Insurance — 4.2%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (a)	74,400,000	75,294,865
Athene Global Funding
1.45%, 1/8/2026 (a)	535,000	514,950
4.86%, 8/27/2026 (a)	225,572,000	225,114,118
Brighthouse Financial Global Funding
1.75%, 1/13/2025 (a)	18,888,000	18,812,494
1.55%, 5/24/2026 (a) (c)	3,406,000	3,240,845
5.55%, 4/9/2027 (a)	62,662,000	63,350,322
CNA Financial Corp. 4.50%, 3/1/2026	6,750,000	6,730,459
CNO Global Funding 4.95%, 9/9/2029 (a)	18,367,000	18,378,248
Corebridge Global Funding
5.35%, 6/24/2026 (a) (c)	111,306,000	112,379,948
5.75%, 7/2/2026 (a)	36,554,000	37,124,241
4.65%, 8/20/2027 (a)	98,494,000	98,413,902
Equitable Financial Life Global Funding
1.30%, 7/12/2026 (a)	2,471,000	2,341,185
4.88%, 11/19/2027 (a)	71,152,000	71,450,747
Guardian Life Global Funding 1.10%, 6/23/2025 (a)	1,871,000	1,833,580
Jackson National Life Global Funding
1.75%, 1/12/2025 (a)	4,116,000	4,100,655
5.60%, 4/10/2026 (a)	74,449,000	75,032,934
5.55%, 7/2/2027 (a)	47,967,000	48,741,911
MassMutual Global Funding II 4.50%, 4/10/2026 (a)	2,000,000	2,000,035
Met Tower Global Funding 4.85%, 1/16/2027 (a)	20,592,000	20,745,533
New York Life Global Funding
(SOFRINDX + 0.58%), 5.19%, 1/16/2026 (a) (b)	134,932,000	135,454,538
5.45%, 9/18/2026 (a)	3,000,000	3,049,882
(SOFR + 0.67%), 5.28%, 4/2/2027 (a) (b)	10,017,000	10,032,665
Pacific Life Global Funding II
(SOFRINDX + 0.86%), 5.49%, 6/16/2025 (a) (b)	7,205,000	7,230,852
1.20%, 6/24/2025 (a)	1,500,000	1,470,878
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	3,000,000	3,051,623
Principal Financial Group, Inc. 3.10%, 11/15/2026	1,500,000	1,456,376
Principal Life Global Funding II
1.25%, 6/23/2025 (a)	3,500,000	3,432,727
1.50%, 11/17/2026 (a)	3,052,000	2,878,045
5.00%, 1/16/2027 (a)	9,349,000	9,431,583
Protective Life Global Funding 4.99%, 1/12/2027 (a)	35,834,000	36,063,923

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Reliance Standard Life Global Funding II
2.75%, 5/7/2025 (a)	72,080,000	71,355,700
5.24%, 2/2/2026 (a)	21,309,000	21,332,652
		1,191,842,416
Machinery — 0.8%
CNH Industrial Capital LLC
5.45%, 10/14/2025	25,570,000	25,720,859
1.45%, 7/15/2026	1,650,000	1,566,122
Daimler Truck Finance North America LLC (Germany)
1.63%, 12/13/2024 (a)	3,099,000	3,095,938
5.20%, 1/17/2025 (a)	48,700,000	48,716,903
3.50%, 4/7/2025 (a)	12,489,000	12,428,868
5.60%, 8/8/2025 (a)	17,943,000	18,060,467
5.15%, 1/16/2026 (a)	11,998,000	12,041,344
2.00%, 12/14/2026 (a)	17,100,000	16,186,400
5.00%, 1/15/2027 (a)	17,392,000	17,477,751
3.65%, 4/7/2027 (a)	1,450,000	1,415,617
Dover Corp. 3.15%, 11/15/2025	190,000	187,261
Otis Worldwide Corp. 2.06%, 4/5/2025	59,859,000	59,267,828
Stanley Black & Decker, Inc.
2.30%, 2/24/2025	5,000,000	4,967,751
3.40%, 3/1/2026	8,710,000	8,561,912
		229,695,021
Media — 0.0% ^
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	2,515,000	2,447,609
Metals & Mining — 0.2%
Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	21,873,000	21,357,646
Newmont Corp. 5.30%, 3/15/2026	31,866,000	32,073,446
POSCO (South Korea) 4.38%, 8/4/2025 (a)	10,479,000	10,408,686
		63,839,778
Multi-Utilities — 0.4%
Ameren Corp. 1.95%, 3/15/2027	2,202,000	2,076,420
Dominion Energy, Inc. 3.90%, 10/1/2025	39,033,000	38,741,922
DTE Energy Co.
Series F, 1.05%, 6/1/2025	17,297,000	16,974,406
2.85%, 10/1/2026	5,215,000	5,050,788
4.95%, 7/1/2027	22,906,000	23,054,792
WEC Energy Group, Inc.
5.00%, 9/27/2025	17,277,000	17,318,469
4.75%, 1/9/2026	4,542,000	4,544,684
		107,761,481
Office REITs — 0.2%
Boston Properties LP 3.20%, 1/15/2025	42,223,000	42,104,502
Kilroy Realty LP 3.45%, 12/15/2024	2,688,000	2,685,931
		44,790,433

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 1.4%
BP Capital Markets America, Inc. 3.80%, 9/21/2025	792,000	787,804
ConocoPhillips Co. 2.40%, 3/7/2025	547,000	543,387
Enbridge, Inc. (Canada) 2.50%, 1/15/2025	39,608,000	39,483,569
Energy Transfer LP 4.75%, 1/15/2026	1,103,000	1,101,387
Enterprise Products Operating LLC
5.05%, 1/10/2026	2,000,000	2,010,348
4.60%, 1/11/2027	56,064,000	56,194,295
Marathon Petroleum Corp. 4.70%, 5/1/2025	898,000	896,956
MPLX LP
4.88%, 12/1/2024	37,000,000	37,000,000
4.88%, 6/1/2025	56,186,000	56,184,247
1.75%, 3/1/2026	13,305,000	12,807,107
ONEOK, Inc.
2.20%, 9/15/2025	22,871,000	22,410,893
5.00%, 3/1/2026	4,435,000	4,445,202
4.25%, 9/24/2027	65,850,000	65,153,431
Phillips 66 3.85%, 4/9/2025	392,000	390,395
Phillips 66 Co. 3.55%, 10/1/2026	5,290,000	5,188,675
Pioneer Natural Resources Co. 5.10%, 3/29/2026	29,294,000	29,507,018
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	868,000	868,551
5.88%, 6/30/2026	13,328,000	13,478,430
Spectra Energy Partners LP 3.50%, 3/15/2025	3,762,000	3,745,650
Williams Cos., Inc. (The)
3.90%, 1/15/2025	31,273,000	31,228,989
4.00%, 9/15/2025	17,339,000	17,227,948
		400,654,282
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC
1.75%, 9/30/2025 (a)	1,949,000	1,902,954
0.95%, 5/15/2026 (a)	6,897,000	6,539,592
		8,442,546
Personal Care Products — 0.2%
Haleon UK Capital plc 3.13%, 3/24/2025	67,083,000	66,744,925
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC (United Kingdom) 1.20%, 5/28/2026	2,000,000	1,908,461
Bayer US Finance II LLC (Germany) 4.25%, 12/15/2025 (a)	6,140,000	6,087,133
Bristol-Myers Squibb Co. (SOFR + 0.49%), 5.07%, 2/20/2026 (b)	33,658,000	33,716,067
EMD Finance LLC (Germany) 3.25%, 3/19/2025 (a)	3,730,000	3,711,685
Roche Holdings, Inc. 5.27%, 11/13/2026 (a)	500,000	507,747
Zoetis, Inc. 4.50%, 11/13/2025	183,000	182,678
		46,113,771
Professional Services — 0.1%
Equifax, Inc. 2.60%, 12/1/2024	18,677,000	18,677,000
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,964,367

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
3.15%, 11/15/2025	33,398,000	32,899,443
3.46%, 9/15/2026	40,286,000	39,466,012
Microchip Technology, Inc. 4.25%, 9/1/2025	26,547,000	26,426,418
NXP BV (China)
2.70%, 5/1/2025	12,538,000	12,404,345
5.35%, 3/1/2026	7,377,000	7,403,188
3.88%, 6/18/2026	12,773,000	12,618,574
		133,182,347
Software — 0.5%
Oracle Corp.
2.50%, 4/1/2025	117,530,000	116,580,436
2.95%, 5/15/2025	1,768,000	1,752,853
5.80%, 11/10/2025	7,865,000	7,940,487
1.65%, 3/25/2026	8,137,000	7,822,779
2.65%, 7/15/2026	3,000,000	2,909,601
Roper Technologies, Inc. 1.00%, 9/15/2025	2,505,000	2,434,810
VMware LLC 1.40%, 8/15/2026	3,688,000	3,484,562
		142,925,528
Specialized REITs — 0.3%
American Tower Corp.
2.95%, 1/15/2025	2,868,000	2,860,091
2.40%, 3/15/2025	25,650,000	25,456,998
1.30%, 9/15/2025	24,486,000	23,797,006
4.40%, 2/15/2026	6,598,000	6,567,959
1.60%, 4/15/2026	7,221,000	6,922,581
1.45%, 9/15/2026	1,280,000	1,207,786
Crown Castle, Inc.
4.45%, 2/15/2026	13,961,000	13,902,910
1.05%, 7/15/2026	4,807,000	4,530,108
		85,245,439
Specialty Retail — 0.5%
AutoZone, Inc.
3.25%, 4/15/2025	1,643,000	1,633,149
3.63%, 4/15/2025	534,000	531,303
3.13%, 4/21/2026	225,000	220,300
5.05%, 7/15/2026	9,700,000	9,769,358
3.75%, 6/1/2027	2,704,000	2,648,985
Home Depot, Inc. (The)
5.10%, 12/24/2025	34,774,000	35,023,232
5.15%, 6/25/2026	63,038,000	63,744,010
Lowe's Cos., Inc.
4.40%, 9/8/2025	13,747,000	13,716,345
3.38%, 9/15/2025	4,230,000	4,185,495

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
4.80%, 4/1/2026	10,309,000	10,337,219
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	2,081,000	2,122,574
		143,931,970
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.02%, 6/15/2026	12,057,000	12,241,506
4.90%, 10/1/2026	6,911,000	6,924,475
Hewlett Packard Enterprise Co. 4.45%, 9/25/2026	41,797,000	41,615,952
		60,781,933
Tobacco — 0.4%
Altria Group, Inc.
2.35%, 5/6/2025	55,352,000	54,749,673
4.40%, 2/14/2026	7,006,000	6,982,718
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	12,000,000	11,685,146
Philip Morris International, Inc.
3.38%, 8/11/2025	5,314,000	5,266,678
2.75%, 2/25/2026	29,466,000	28,819,968
0.88%, 5/1/2026	6,632,000	6,299,185
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	8,220,000	8,204,168
		122,007,536
Trading Companies & Distributors — 0.0% ^
TTX Co. 5.50%, 9/25/2026 (a)	5,705,000	5,771,998
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (a)	7,970,000	7,826,778
Water Utilities — 0.0% ^
American Water Capital Corp. 3.40%, 3/1/2025	3,084,000	3,072,294
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.50%, 4/15/2025	88,139,000	87,674,267
2.25%, 2/15/2026	2,622,000	2,542,619
2.63%, 4/15/2026	5,300,000	5,153,936
		95,370,822
Total Corporate Bonds (Cost $16,094,698,015)		16,132,652,746
Asset-Backed Securities — 14.1%
AIMCO CLO (Cayman Islands) Series 2018-AA, Class A, 5.93%, 4/17/2031 (a) (e)	9,140,854	9,138,569
Aimco CLO Ltd. (Cayman Islands)
Series 2020-12A, Class XR, 5.50%, 1/17/2032 (a) (e)	1,479,031	1,478,885
Series 2020-12A, Class AR, 5.82%, 1/17/2032 (a) (e)	3,474,796	3,483,417
Ally Auto Receivables Trust
Series 2024-1, Class A2, 5.32%, 1/15/2027	61,284,472	61,357,879
Series 2022-3, Class A3, 5.07%, 4/15/2027	4,092,831	4,100,094
Series 2022-2, Class A3, 4.76%, 5/17/2027	14,449,561	14,452,607
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	79,424,000	78,979,106

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-3, Class A, 3.75%, 8/15/2027	63,195,000	62,835,490
Series 2022-4, Class A, 4.95%, 10/15/2027	10,400,000	10,432,860
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	2,614,905	2,610,487
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 5.83%, 10/20/2030 (a) (e)	30,998,629	31,055,543
Series 2018-18A, Class AR, 5.78%, 10/22/2030 (a) (e)	29,543,800	29,536,414
Series 2019-31A, Class A1R, 6.02%, 4/15/2031 (a) (e)	23,923,726	23,957,004
Series XXXA, Class A1AR, 5.71%, 10/18/2031 (a) (e)	16,535,800	16,530,740
Series 2016-25A, Class A1R2, 5.77%, 10/20/2031 (a) (e)	13,320,086	13,316,756
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A1RR, 5.74%, 10/15/2030 (a) (e)	23,461,892	23,483,946
ARI Fleet Lease Trust Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	5,299,244	5,315,744
Assurant CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 5.96%, 4/20/2030 (a) (e)	1,346,066	1,346,066
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 5.74%, 1/18/2035 (a) (e)	666,667	666,602
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/2027	7,306,000	7,263,246
Series 2022-A2, Class A2, 5.00%, 4/15/2028	45,812,000	46,019,780
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 5.71%, 4/19/2034 (a) (e)	1,800,000	1,799,800
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 5.74%, 10/23/2034 (a) (e)	880,000	879,813
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.89%, 10/20/2031 (a) (e)	17,875,062	17,885,948
Series 2019-1A, Class A1R, 5.95%, 7/15/2032 (a) (e)	41,087,272	41,160,079
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	40,554,450	40,683,669
Barings CLO Ltd. (Cayman Islands) Series 2018-4A, Class A1R, 5.81%, 10/15/2030 (a) (e)	25,608,845	25,616,988
BMW Vehicle Lease Trust Series 2024-1, Class A2A, 5.10%, 7/27/2026	38,096,965	38,168,950
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	9,302,669	9,317,676
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.74%, 10/15/2031 (a) (e)	32,482,895	32,520,153
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	63,791,000	63,446,873
Capital One Prime Auto Receivables Trust
Series 2021-1, Class A3, 0.77%, 9/15/2026	4,097,602	4,051,400
Series 2024-1, Class A2A, 4.61%, 10/15/2027	10,047,000	10,050,882
Series 2022-2, Class A4, 3.69%, 12/15/2027	5,715,000	5,636,648
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 5.86%, 7/20/2031 (a) (e)	4,411,720	4,416,348
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-2A, Class A1R, 5.81%, 10/15/2031 (a) (e)	10,821,119	10,834,472
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.88%, 7/16/2031 (a) (e)	34,915,079	34,966,509
Series 2019-1A, Class AR2, 0.00%, 4/20/2032 ‡ (a) (e) (f)	135,941,000	135,941,000
CCG Receivables Trust Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	10,270,374	10,425,560
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	9,778,743	9,913,904
CIFC Funding Ltd. (Cayman Islands) Series 2018-4A, Class A1, 6.06%, 10/17/2031 (a) (e)	32,011,868	32,039,238
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 5.22%, 12/8/2027 (e)	65,328,000	65,464,751
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	4,801,596	4,748,444
Series 2024-A, Class A2, 5.19%, 7/15/2027	29,768,768	29,823,665
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	8,462,507	8,493,246
Series 2023-2, Class A2, 5.84%, 1/22/2029 (a)	5,661,933	5,669,074
Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	17,375,366	17,439,672
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	46,964,000	47,136,240
Series 2024-2, Class A2, 4.69%, 8/22/2030 (a)	46,470,000	46,518,069

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.84%, 10/15/2030 (a) (e)	34,158,251	34,187,217
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 5/15/2027	22,552,000	22,415,035
Series 2022-A3, Class A3, 3.56%, 7/15/2027	56,837,000	56,474,982
Series 2023-A1, Class A, 4.31%, 3/15/2028	107,878,000	107,592,922
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	25,750,950	25,893,744
Dryden CLO Ltd. (Cayman Islands) Series 2018-58A, Class A1, 5.91%, 7/17/2031 (a) (e)	5,818,061	5,823,379
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 5.90%, 4/15/2028 (a) (e)	5,743,017	5,742,448
Series 2013-30A, Class AR, 5.61%, 11/15/2028 (a) (e)	2,694,594	2,697,035
Series 2013-26A, Class AR, 5.82%, 4/15/2029 (a) (e)	4,420,149	4,421,020
Series 2014-36A, Class AR3, 5.94%, 4/15/2029 (a) (e)	11,487,051	11,492,806
Series 2017-49A, Class AR, 5.84%, 7/18/2030 (a) (e)	1,067,140	1,068,473
Series 2015-41A, Class AR, 5.89%, 4/15/2031 (a) (e)	3,376,132	3,380,713
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	16,196,000	16,195,966
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	17,951,885	18,068,977
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	41,951,292	42,691,850
Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class A, 5.86%, 4/17/2031 (a) (e)	4,623,371	4,625,886
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 9/15/2026	16,281,877	16,332,444
Series 2024-C, Class A2A, 4.32%, 8/15/2027	80,176,000	80,009,923
Series 2024-D, Class A2A, 4.59%, 10/15/2027	78,516,000	78,546,755
Series 2020-1, Class A, 2.04%, 8/15/2031 (a)	79,832,000	79,389,874
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	21,640,000	20,704,745
Series 2021-2, Class A, 1.53%, 5/15/2034 (a)	92,543,000	87,252,724
Galaxy CLO Ltd. (Cayman Islands)
Series 2013-15A, Class ARR, 5.89%, 10/15/2030 (a) (e)	9,256,974	9,256,475
Series 2015-20A, Class AR, 5.88%, 4/20/2031 (a) (e)	12,897,165	12,904,593
Series 2018-28A, Class A1, 6.02%, 7/15/2031 (a) (e)	9,633,154	9,635,100
Series 2018-26A, Class AR, 5.68%, 11/22/2031 (a) (e)	26,284,532	26,277,409
Series 2016-22A, Class XRR, 5.81%, 4/16/2034 (a) (e)	1,263,158	1,263,041
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A, 5.43%, 9/21/2026	72,378,141	72,718,853
Series 2023-3, Class A3, 5.38%, 11/20/2026	11,274,000	11,329,098
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 9/16/2026	15,608,768	15,642,654
Series 2024-1, Class A2A, 5.12%, 2/16/2027	24,327,357	24,373,134
Series 2024-2, Class A2A, 5.33%, 3/16/2027	23,057,053	23,129,524
Series 2024-3, Class A2A, 5.35%, 6/16/2027	776,000	779,609
Greenwood Park CLO Ltd.
Series 2018-1A, Class A2, 5.93%, 4/15/2031 (a) (e)	1,953,974	1,956,397
Series 2018-1A, Class A1, 5.95%, 4/15/2031 (a) (e)	1,171,728	1,172,018
Honda Auto Receivables Owner Trust Series 2023-1, Class A2, 5.22%, 10/21/2025	1,237,218	1,237,453
Hyundai Auto Lease Securitization Trust Series 2023-B, Class A3, 5.15%, 6/15/2026 (a)	12,592,299	12,608,283
Hyundai Auto Receivables Trust
Series 2023-B, Class A2A, 5.77%, 5/15/2026	21,298,625	21,342,741
Series 2023-A, Class A3, 4.58%, 4/15/2027	51,848,000	51,821,381
Series 2024-A, Class A2A, 5.29%, 4/15/2027	22,974,138	23,042,291

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-A, Class A4, 0.62%, 5/17/2027	6,063,604	6,013,912
Series 2024-B, Class A2A, 5.15%, 6/15/2027	87,500,000	87,786,764
Series 2024-C, Class A2A, 4.53%, 9/15/2027	31,253,000	31,244,624
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 5.77%, 4/29/2034 (a) (e)	1,052,636	1,052,541
KKR CLO Ltd. (Cayman Islands)
Series 21, Class A, 5.92%, 4/15/2031 (a) (e)	7,513,928	7,525,822
Series 24, Class A1R, 5.96%, 4/20/2032 (a) (e)	13,248,686	13,259,431
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A1R2, 5.76%, 4/15/2029 (a) (e)	18,124,707	18,119,198
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR, 6.02%, 7/20/2031 (a) (e)	7,214,042	7,219,366
Kubota Credit Owner Trust Series 2022-1A, Class A3, 2.67%, 10/15/2026 (a)	43,177,542	42,721,781
LCM LP (Cayman Islands) Series 14A, Class AR, 5.92%, 7/20/2031 (a) (e)	8,959,905	8,965,110
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 5.86%, 3/20/2030 (a) (e)	8,205,092	8,206,052
Series 25A, Class AR, 5.72%, 7/20/2030 (a) (e)	4,972,541	4,972,884
Series 26A, Class A1, 5.95%, 1/20/2031 (a) (e)	4,421,584	4,425,135
Series 29A, Class AR, 5.99%, 4/15/2031 (a) (e)	8,162,852	8,179,030
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-17A, Class AR2, 5.88%, 7/21/2030 (a) (e)	2,434,104	2,433,495
Series 2015-18A, Class ARR, 5.82%, 10/21/2030 (a) (e)	46,289,688	46,359,678
Series 2014-14A, Class AR3, 5.83%, 10/22/2030 (a) (e)	44,552,268	44,628,809
Series 13A, Class AR, 5.78%, 11/21/2030 (a) (e)	41,540,309	41,595,516
Series 2021-52A, Class X, 5.79%, 1/22/2035 (a) (e)	1,052,632	1,052,539
Magnetite Ltd. (Cayman Islands)
Series 2015-15A, Class AR, 5.90%, 7/25/2031 (a) (e)	1,763,553	1,766,250
Series 2015-12A, Class AR4, 5.81%, 10/15/2031 (a) (e)	8,547,448	8,556,936
Series 2020-25A, Class A, 6.09%, 1/25/2032 (a) (e)	20,657,719	20,689,346
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.60%, 7/23/2032 (a) (e)	22,935,000	22,935,000
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	2,413,000	2,413,878
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.84%, 10/15/2029 (a) (e)	43,248,582	43,276,477
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 5.91%, 1/28/2030 (a) (e)	6,785,175	6,804,601
Series 2017-16SA, Class XR, 5.72%, 4/15/2034 ‡ (a) (e)	625,000	624,885
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-31A, Class AR, 5.92%, 4/20/2031 (a) (e)	16,818,804	16,852,778
Series 2021-40A, Class A, 5.97%, 4/16/2033 (a) (e)	5,904,458	5,916,403
Newark BSL CLO Ltd. (Cayman Islands)
Series 2016-1A, Class A1R, 5.98%, 12/21/2029 (a) (e)	9,198,577	9,212,016
Series 2017-1A, Class A1R, 5.86%, 7/25/2030 (a) (e)	19,734,832	19,742,470
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	7,255,752	7,248,193
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A1R2, 5.80%, 10/17/2030 (a) (e)	17,300,639	17,299,514
Series 2018-15A, Class A1, 5.98%, 7/20/2031 (a) (e)	1,259,821	1,261,235
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2017-1A, Class A1R, 5.88%, 3/17/2030 (a) (e)	15,321,242	15,348,161
Series 2013-1A, Class A1RR, 5.85%, 7/19/2030 (a) (e)	2,007,923	2,008,841
Series 2018-1A, Class A1A, 5.94%, 1/20/2031 (a) (e)	4,158,337	4,165,161
OSD CLO Ltd. (Cayman Islands) Series 2021-23A, Class A, 5.78%, 4/17/2031 (a) (e)	4,482,054	4,481,888
Palmer Square CLO Ltd. (Cayman Islands) Series 2014-1A, Class A1R2, 6.04%, 1/17/2031 (a) (e)	2,361,475	2,361,806

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 5.72%, 10/15/2029 (a) (e)	6,834,412	6,836,852
Series 2022-1A, Class A1, 5.70%, 4/15/2030 (a) (e)	12,890,095	12,894,594
Series 2022-3A, Class A1AR, 5.76%, 4/15/2031 (a) (e)	34,859,907	34,868,482
Series 2024-3A, Class A1, 5.60%, 8/8/2032 (a) (e)	49,138,094	49,132,296
Series 2024-1A, Class A1, 6.16%, 10/15/2032 (a) (e)	49,300,000	49,346,095
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	1,472,481	1,472,962
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	3,484,000	3,490,019
Rad CLO Ltd. (Cayman Islands) Series 2020-7A, Class A1R, 6.00%, 4/17/2036 (a) (e)	22,750,000	22,810,492
RR Ltd. (Cayman Islands) Series 2018-3A, Class A1R2, 6.01%, 1/15/2030 (a) (e)	4,669,819	4,670,044
Santander Drive Auto Receivables Trust
Series 2024-3, Class A2, 5.91%, 6/15/2027	26,523,778	26,631,634
Series 2023-2, Class A3, 5.21%, 7/15/2027	5,039,621	5,045,009
Series 2023-3, Class A3, 5.61%, 10/15/2027	16,042,000	16,086,850
SBNA Auto Lease Trust
Series 2024-C, Class A2, 4.94%, 11/20/2026 (a)	26,240,000	26,262,640
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	32,203,000	32,373,177
Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	34,604,899	34,738,889
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	19,973,000	20,245,306
SBNA Auto Receivables Trust Series 2024-A, Class A2, 5.70%, 3/15/2027 (a)	3,448,926	3,454,736
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	19,234,000	19,390,897
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 5.93%, 7/20/2034 ‡ (a) (e)	2,333,333	2,333,301
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 5.95%, 1/26/2031 (a) (e)	1,153,090	1,153,299
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 5.96%, 1/20/2032 (a) (e)	5,617,265	5,615,861
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.87%, 4/16/2031 (a) (e)	22,300,673	22,322,394
Series 2018-20A, Class AR2, 5.75%, 1/16/2032 (a) (e)	28,997,834	29,035,676
Series 2020-24A, Class AR, 5.83%, 1/23/2032 (a) (e)	39,988,745	40,011,538
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 5.72%, 10/25/2029 (a) (e)	14,764,233	14,767,954
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.85%, 7/15/2030 (a) (e)	10,971,654	11,002,023
Tesla Auto Lease Trust
Series 2023-A, Class A2, 5.86%, 8/20/2025 (a)	2,872,864	2,874,086
Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	23,160,775	23,202,450
THL Credit Wind River CLO Ltd. (Cayman Islands)
Series 2014-2A, Class AR, 6.06%, 1/15/2031 (a) (e)	8,405,960	8,404,985
Series 2019-3A, Class AR2, 5.72%, 4/15/2031 ‡ (a) (e) (f)	59,000,000	59,076,700
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	65,371,000	62,567,199
Toyota Auto Receivables Owner Trust Series 2024-C, Class A2A, 5.16%, 5/17/2027	943,000	946,568
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	88,332,000	89,018,083
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/2028	78,273,000	78,623,718
Series 2022-6, Class A, 3.67%, 1/22/2029	40,745,000	40,467,571
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	56,739,000	57,235,268
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	33,953,417	34,033,836
Series 2023-2, Class A2A, 5.72%, 3/22/2027	73,211,634	73,584,391
Series 2024-1, Class A2A, 4.65%, 11/22/2027	42,287,000	42,302,845
Voya CLO Ltd. (Cayman Islands) Series 2017-3A, Class XR, 5.73%, 4/20/2034 (a) (e)	1,142,858	1,142,753

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Wheels Fleet Lease Funding LLC
Series 2024-1A, Class A2, 5.44%, 2/18/2039 (a) (e)	22,000,000	22,033,601
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	19,139,000	19,110,603
World Omni Auto Receivables Trust
Series 2024-A, Class A2A, 5.05%, 4/15/2027	56,313,459	56,378,203
Series 2022-C, Class A3, 3.66%, 10/15/2027	8,814,059	8,761,558
Total Asset-Backed Securities (Cost $4,013,892,080)		4,022,394,242
U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	135,917,579
4.13%, 10/31/2026	270,000,000	269,620,312
4.13%, 9/30/2027	165,000,000	165,019,336
3.88%, 10/15/2027	154,000,000	152,977,345
Total U.S. Treasury Obligations (Cost $726,219,415)		723,534,572
Commercial Mortgage-Backed Securities — 0.0% ^
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051 (Cost $2,640,907)	2,553,106	2,463,340
Short-Term Investments — 27.9%
Certificates of Deposits — 8.8%
Banco Santander SA (Spain) , 4.64%, 11/21/2025	33,712,000	33,728,201
Bank of Nova Scotia (The) (Canada) (SOFR + 0.34%), 4.93%, 6/4/2025 (b)	226,610,000	226,756,186
Bayerische Landesbank (Germany) , 5.10%, 1/10/2025	400,000	400,133
BNP Paribas SA (France)
(SOFR + 0.31%), 4.90%, 3/7/2025 (b)	27,002,000	27,016,449
(SOFR + 0.56%), 5.15%, 8/8/2025 (b)	38,432,000	38,510,558
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.30%), 4.89%, 3/4/2025 (b)	2,295,000	2,296,274
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.60%), 5.19%, 8/1/2025 (b)	30,536,000	30,612,891
4.40%, 10/7/2025	93,938,000	93,794,123
4.60%, 11/18/2025	46,140,000	46,155,386
Credit Industriel et Commercial (France)
5.60%, 4/29/2025	28,649,000	28,752,756
4.65%, 11/21/2025	45,394,000	45,406,593
KEB Hana Bank (South Korea) , 5.47%, 1/10/2025	30,475,000	30,499,968
Kookmin Bank (South Korea)
(SOFR + 0.52%), 5.11%, 4/23/2025 (b)	60,114,000	60,165,964
5.47%, 5/14/2025	34,806,000	34,892,169
(SOFR + 0.56%), 5.15%, 5/27/2025 (b)	54,892,000	54,949,194
(SOFR + 0.55%), 5.14%, 6/9/2025 (b)	61,378,000	61,436,000
Landesbank Baden-Wuerttemberg (Germany) , 4.66%, 11/28/2025	60,104,000	60,157,259
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 0.57%), 5.16%, 10/30/2025 (b)	16,750,000	16,783,210
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.39%), 4.98%, 4/3/2025 (b)	114,825,000	114,907,535
Mizuho Bank Ltd. (Japan) , 4.60%, 11/20/2025	38,749,000	38,746,401
Natixis SA (France) (SOFR + 0.59%), 5.18%, 8/8/2025 (b)	31,855,000	31,923,884
Nordea Bank Abp (Finland)
(SOFR + 0.27%), 4.86%, 2/27/2025 (b)	38,902,000	38,921,035

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.30%), 4.89%, 3/21/2025 (b)	107,263,000	107,332,395
Norinchukin Bank (The) (Japan) , 4.51%, 10/9/2025	143,906,000	143,740,948
Shinhan Bank (South Korea)
(SOFR + 0.55%), 5.14%, 6/9/2025 (b)	24,679,000	24,696,595
(SOFR + 0.55%), 5.14%, 6/13/2025 (b)	50,000,000	50,034,100
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.30%), 4.89%, 3/7/2025 (b)	38,571,000	38,591,097
5.38%, 3/19/2025	87,423,000	87,581,561
Standard Chartered Bank (United Kingdom)
4.50%, 10/9/2025	68,590,000	68,510,588
4.68%, 11/12/2025	23,180,000	23,191,540
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 4.94%, 1/23/2025 (b)	61,725,000	61,747,451
(SOFR + 0.28%), 4.87%, 2/26/2025 (b)	95,628,000	95,676,235
5.39%, 3/19/2025	79,261,000	79,410,052
Swedbank AB (Sweden) , 4.50%, 10/15/2025	57,933,000	57,910,511
Toronto-Dominion Bank (The) (Canada)
5.33%, 3/18/2025	88,059,000	88,205,293
4.50%, 10/1/2025	242,168,000	241,995,550
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.86%, 2/21/2025 (b)	173,820,000	173,883,079
5.40%, 4/9/2025	39,062,000	39,149,191
Total Certificates of Deposit (Cost $2,497,227,793)		2,498,468,355
Commercial Paper — 13.7%
Australia & New Zealand Banking Group Ltd. (Australia)
4.59%, 2/27/2025 (a)	89,900,000	88,895,368
4.59%, 11/25/2025 (a)	239,166,000	228,715,701
Bank of Montreal (Canada) 4.64%, 11/21/2025	44,403,000	42,473,651
BofA Securities, Inc.
5.38%, 2/26/2025	3,500,000	3,460,030
5.56%, 5/29/2025	77,609,000	75,838,100
BPCE SA (France) 4.62%, 11/13/2025 (a)	27,114,000	25,957,437
Brookfield Corporate Treasury Ltd. (Canada)
5.09%, 12/27/2024 (a)	66,442,000	66,186,853
4.98%, 12/31/2024 (a)	40,888,000	40,708,577
Citigroup Global Markets, Inc. 5.50%, 6/3/2025 (a)	60,525,000	59,121,359
Credit Industriel et Commercial (France) 5.17%, 2/6/2025 (a)	73,221,000	72,581,483
DNB Bank ASA (Norway)
5.14%, 2/7/2025 (a)	142,168,000	140,922,187
5.49%, 5/29/2025 (a)	98,389,000	96,188,656
4.58%, 11/25/2025 (a)	111,581,000	106,772,087
EIDP, Inc. 5.72%, 12/13/2024 (a)	13,774,000	13,748,938
Energy Transfer LP 4.80%, 12/2/2024 (a)	100,000,000	99,961,131
Evergy Missouri West, Inc. 4.67%, 12/2/2024 (a)	15,000,000	14,994,170
First Abu Dhabi Bank PJSC (United Arab Emirates)
5.56%, 2/28/2025 (a)	70,000,000	69,190,916
4.60%, 11/13/2025 (a)	287,098,000	274,842,768

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Glencore Funding LLC (Australia) 5.68%, 2/28/2025 (a)	178,194,000	176,036,867
Henkel of America, Inc. (Germany) 4.72%, 2/18/2025 (a)	26,350,000	26,084,748
HSBC USA, Inc.
5.65%, 2/7/2025 (a)	30,000,000	29,727,194
5.53%, 4/24/2025 (a)	43,216,000	42,402,187
5.92%, 5/20/2025 (a)	33,408,000	32,667,382
ING US Funding LLC (Netherlands) 4.49%, 10/7/2025 (a)	190,242,000	183,001,947
Lloyds Bank plc (United Kingdom) 4.61%, 3/28/2025	51,000,000	50,235,328
LVMH Moet Hennessy Louis Vuitton SE (France)
5.42%, 1/3/2025 (a)	20,882,000	20,789,152
5.40%, 1/6/2025 (a)	50,000,000	49,758,841
5.38%, 3/17/2025 (a)	35,209,000	34,728,608
Macquarie Bank Ltd. (Australia)
5.37%, 4/4/2025 (a)	69,803,000	68,700,182
4.62%, 11/20/2025 (a)	82,707,000	79,082,318
Macquarie International Finance Ltd. (Australia) 5.54%, 1/31/2025	8,268,000	8,201,168
Mizuho Bank Ltd. (Japan) 4.62%, 11/18/2025 (a)	106,676,000	102,065,879
National Bank of Canada (Canada) 5.47%, 4/30/2025 (a)	29,000,000	28,444,347
NatWest Markets plc (United Kingdom)
Series G, 5.28%, 4/16/2025 (a)	32,993,000	32,425,641
4.60%, 11/18/2025 (a)	59,325,000	56,797,024
Nutrien Ltd. (Canada) 4.74%, 12/20/2024 (a)	38,300,000	38,194,369
Penske Truck Leasing Co. LP 4.77%, 5/27/2025	25,000,000	24,415,598
Pfizer, Inc. 4.97%, 2/6/2025 (a)	18,382,000	18,221,588
Podium Funding Trust (Canada) (SOFR + 0.26%), 4.85%, 12/6/2024 (b)	57,500,000	57,501,639
Procter & Gamble Co. (The) 4.91%, 4/21/2025 (a)	52,681,000	51,752,022
Quanta Services, Inc. 4.95%, 12/2/2024 (a)	25,000,000	24,989,673
RELX, Inc. (United Kingdom) 4.74%, 12/4/2024 (a)	38,000,000	37,975,526
Siemens Capital Co. LLC (Germany) 4.57%, 4/28/2025 (a)	88,400,000	86,768,284
Skandinaviska Enskilda Banken AB (Sweden)
4.97%, 3/3/2025 (a)	87,790,000	86,748,488
5.53%, 4/22/2025 (a)	30,000,000	29,463,720
5.53%, 4/23/2025 (a)	91,671,000	90,021,709
4.50%, 10/7/2025 (a)	39,072,000	37,589,166
Societe Generale SA (France) 5.54%, 5/29/2025 (a)	69,544,000	67,988,667
Standard Chartered Bank (United Kingdom) 5.36%, 2/14/2025 (a)	85,143,000	84,297,335
Svenska Handelsbanken AB (Sweden) 4.59%, 11/18/2025 (a)	171,604,000	164,271,401
Telstra Group Ltd. (Australia) 5.50%, 12/10/2024 (a)	52,441,000	52,367,051
TotalEnergies Capital SA (France)
4.71%, 1/27/2025 (a)	85,500,000	84,862,197
4.71%, 1/28/2025 (a)	103,527,000	102,741,921
Walt Disney Co. (The)
5.53%, 1/9/2025 (a)	72,030,000	71,653,545
5.53%, 1/10/2025 (a)	50,000,000	49,732,367
5.61%, 1/22/2025 (a)	100,000,000	99,309,100
Total Commercial Paper (Cost $3,900,107,390)		3,902,573,591

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (g) (h) (Cost $1,295,443,216)	1,295,443,216	1,295,443,216
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (g) (h) (Cost $25,393,045)	25,393,045	25,393,045
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.8%
Wells Fargo Securities LLC, 5.14%, dated 11/30/2024, due 3/05/2025, repurchase price $243,255,333, collateralized by Asset-Backed Securities, 2.47% - 5.52%, due 2/16/2027 - 2/15/2029, Collateralized Mortgage Obligations, 0.24% - 9.25%, due 9/25/2028 - 9/25/2068, Corporate Notes & Bonds, 0.00% - 15.00%, due 12/9/2024 - 11/1/2057^^ and Municipal Debt Securities, 0.00% - 5.00%, due 7/1/2032 - 10/1/2046 with the value of $265,628,724. (Cost $240,000,000)	240,000,000	240,000,000
Total Short-Term Investments (Cost $7,958,171,444)		7,961,878,207
Total Investments — 101.0% (Cost $28,795,621,861)		28,842,923,107
Liabilities in Excess of Other Assets — (1.0)%		(287,807,039)
NET ASSETS — 100.0%		28,555,116,068

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
^^
Certain securities are perpetual and thus, do not have predetermined maturity dates. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The coupon rates shown are the rates in effect as of November 30, 2024.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)	The security or a portion of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 is $24,409,415.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,824,418,356	$197,975,886	$4,022,394,242
Commercial Mortgage-Backed Securities	—	2,463,340	—	2,463,340
Corporate Bonds	—	16,132,652,746	—	16,132,652,746
U.S. Treasury Obligations	—	723,534,572	—	723,534,572
Short-Term Investments
Certificates of Deposits	—	2,498,468,355	—	2,498,468,355

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Paper	$—	$3,902,573,591	$—	$3,902,573,591
Investment Companies	1,295,443,216	—	—	1,295,443,216
Investment of Cash Collateral from Securities Loaned	25,393,045	—	—	25,393,045
Repurchase Agreements	—	240,000,000	—	240,000,000
Total Short-Term Investments	1,320,836,261	6,641,041,946	—	7,961,878,207
Total Investments in Securities	$1,320,836,261	$27,324,110,960	$197,975,886 *	$28,842,923,107

*
Level 3 securities are valued by brokers and pricing services. At November 30, 2024, the value of these securities was $197,975,886. The inputs for these securities are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$—	$—	$82,217	$—	$194,941,000	$(2,875,000)	$5,827,669	$—	$197,975,886

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $82,217.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	$27,711,282	$203,372,738	$205,688,534	$(2,441)	$—	$25,393,045	25,393,045	$727,069	$—

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	$4,046,410	$34,101,270	$38,147,680	$—	$—	$—	—	$63,341	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	1,101,895,063	12,264,209,485	12,070,661,332	—	—	1,295,443,216	1,295,443,216	64,567,142	—
Total	$1,133,652,755	$12,501,683,493	$12,314,497,546	$(2,441)	$—	$1,320,836,261		$65,357,552	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.